Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) shares in Thousands, $ in Thousands	4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Cash Flows from Operating Activities
Net income	$ 8,461	$ 15,465	$ 13,768	$ (19,202)	$ 17,446
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	373	32,251	34,899	21,304	64,864
Amortization / write off of discounts and deferred financing costs	0	11,010	1,331	4,174	2,511
Deferred taxes	(1,485)	847	(4,592)	(9,836)	(15,733)
Provision (recovery) for credit losses	(79)	479	(372)	(169)	(207)
Provision for excess or obsolete inventory	0	2,428	353	349	9
Equity-based compensation	0	2,187	905	653	1,784
Reduction in carrying amount of ROU asset, operating leases	296	4,319	3,875	917	8,351
Changes in assets and liabilities, net of business acquisitions:
Accounts receivable	(9,431)	(91,526)	(31,352)	(4,418)	(78,510)
Inventory	(4,853)	(45,331)	(7,869)	(3,261)	(34,470)
Prepaid and other assets	5,799	(4,254)	(8,040)	(19,598)	(18,493)
Accounts payable	(6,795)	10,599	13,250	7,834	35,183
Accrued expenses	12,093	26,591	7,956	9,244	44,481
Deferred revenue	638	44,006	36,308	8,261	20,747
Lease liabilities, operating leases	(284)	(3,064)	(707)	(882)	(2,941)
Net Cash Provided by (Used in) Operating Activities	4,733	6,007	59,713	(4,630)	45,022
Cash Flows from Investing Activities
Purchases of property and equipment	(1,759)	(56,368)	(24,376)	(2,907)	(84,115)
Acquisitions, net of cash acquired				(741,743)
Net Cash Used in Investing Activities	(1,759)	(56,368)	(24,376)	(744,650)	(84,115)
Cash Flows from Financing Activities
Proceeds from long-term debt	0	594,000	0	517,300	0
Payments on long-term debt	0	(511,110)	(2,586)	(1,017)	(5,173)
Debt financing costs	0	(11,757)	0	(17,060)	0
Line of credit, net	5,255
Distributions to stockholders/members	(663)	(1,440)	0	0	(13,269)
Payment of payable pursuant to the acquisitions	0	(16,145)	0	0	(13,066)
Capital contributions				436,453
Deferred offering costs	0	(8,344)	(3,310)	0	(4,473)
Net Cash Provided by (Used in) Financing Activities	4,592	45,204	(5,896)	935,676	(35,981)
Net Increase (Decrease) in Cash and Cash Equivalents	7,566	(5,157)	29,441	186,396	(75,074)
Cash and Cash Equivalents - Beginning of Period	856	111,322	186,396	0	186,396
Cash and Cash Equivalents - End of Period	8,422	106,165	215,837	186,396	111,322
Supplemental Cash Flows Information
Cash paid for interest	778	27,286	29,550	10,385	54,605
Cash paid for taxes	$ 1,000	$ 1,482	$ 1,685	$ 10,406	7,392
Supplemental Non-Cash Investing and Financing Activities
Equity issued for Acquisitions				175,048
Deferred taxes related to reallocation of member's equity					$ 25,627
Payables pursuant to Acquisitions				$ 30,292